SCHEDULE OF OTHER ASSETS, NONCURRENT (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Other Non-current Assets
Deposits for operating lease	$ 10,792	$ 10,457
Total other non-current assets	$ 10,792	$ 10,457